Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories as of December 31, 2017 and 2016 consist of the following:

	2017	2016

Raw materials	$184,490	$80,839
Work in progress	127,530	33,012
Finished goods	1,905,782	23,065
Total inventories	$2,217,802	$136,916

During the years ended December 31, 2017, 2016 and 2015, (reversals of write-downs) and write-downs of inventories to lower of cost or net realizable value of $(73,860), $2,450,213 and $16,203, respectively, were (credited against) charged to costs of revenue in relation to its continuing operations.

During the years ended December 31, 2016 and 2015, the Company recorded write-own of inventories in relation to its discontinued operations amounted to $nil and $1,934,836 respectively.